Reserves (Details) - GBP (£)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Jan. 31, 2019	Jan. 01, 2019
Reserves
Convertible loan notes treated as equity	£ 1,000,000	£ 1,000,000	£ 1,000,000	£ 1,000,000	£ 1,000,000